SHARE-BASED COMPENSATION (Stock Option Activity) (Details) - $ / shares shares in Thousands	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)	2,354
Granted (in shares)	0
Exercised (in shares)	(1,048)
Outstanding, ending balance (in shares)	1,306	2,354
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average exercise price per share, beginning of period (in dollars per share)	$ 27
Weighted-average exercise price per share, granted (in dollars per share)	0
Weighted-average exercise price per share, exercised (in dollars per share)	26	$ 20	$ 19
Weighted-average exercise price per share, end of period (in dollars per share)	$ 27	$ 27
Forfeited and expired options from total cancellations [Abstract]
Total options canceled (in shares)	0
Share-based Compensation Arrangement by Share-based Payment Award, Options forfeited and expired, Additional Disclosures [Abstract]
Weighted-average exercise price per share, total options cancelled (in dollars per share)	$ 0